Condensed Consolidated Income Statement (Unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit (loss) [abstract]
Interest and similar income	£ 6,279	£ 5,346
Interest expense and similar charges	(4,175)	(2,985)
Net interest income	2,104	2,361
Fee and commission income	370	401
Fee and commission expense	(242)	(251)
Net fee and commission income	128	150
Other operating income	63	83
Total operating income	2,295	2,594
Operating expenses before credit impairment charges, provisions and charges	(1,279)	(1,219)
Credit impairment charges	(61)	(105)
Provisions for other liabilities and charges	(142)	(148)
Total credit impairment charges, provisions and charges	(203)	(253)
Profit before tax	813	1,122
Tax on profit	(213)	(308)
Profit after tax	600	814
Attributable to:
Equity holders of the parent	600	814
Profit after tax	£ 600	£ 814